Condensed Consolidated Statements of Change in Shareholders' Deficit (Unaudited) - USD ($)	Common Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2023	$ 27,430,187	$ (34,743,270)	$ (185,468)	$ 16,615	$ (7,481,936)
Balance, shares at Dec. 31, 2023	24,627,509
Net loss		(16,827,829)		(5,118)	(16,832,947)
Issuance of ordinary shares upon conversion of convertible notes	$ 1,500,000				1,500,000
Issuance of ordinary shares upon conversion of convertible notes, shares	1,500,000
Foreign currency translation adjustments			39,616	170	39,786
Issuance of ordinary shares through private placements	$ 50,000				50,000
Issuance of ordinary shares through private placements, shares	50,000
Issuance of ordinary shares upon settlement of debts	$ 1,713,587				1,713,587
Issuance of ordinary shares upon settlement of debts, shares	995,362
Issuance of ordinary shares in assets acquisition	$ 15,000,000				15,000,000
Issuance of ordinary shares in assets acquisition, shares	8,571,428
Balance at Jun. 30, 2024	$ 45,693,774	(51,571,099)	(145,852)	11,667	(6,011,510)
Balance, shares at Jun. 30, 2024	35,744,299
Balance at Dec. 31, 2024	$ 47,806,899	(50,100,426)	(259,532)	(19,009)	(2,572,068)
Balance, shares at Dec. 31, 2024	37,153,049
Net loss		(1,204,001)		2,305	(1,201,696)
Issuance of ordinary shares upon conversion of convertible notes	$ 22,329				22,329
Issuance of ordinary shares upon conversion of convertible notes, shares	3,333
Foreign currency translation adjustments			25,166	(51)	25,115
Balance at Jun. 30, 2025	$ 47,829,228	$ (51,304,427)	$ (234,366)	$ (16,755)	$ (3,726,320)
Balance, shares at Jun. 30, 2025	37,156,382